Trade accounts receivable - Changes in the allowance for doubtful accounts losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period	R$ 1,317,218
Financial assets at end of period	1,200,739	R$ 1,317,218
Trade accounts receivable
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period	288,111
Financial assets at end of period	493,317	288,111
Trade accounts receivable | Allowance for doubtful accounts
Disclosure of reconciliation of changes in loss allowance
Financial assets at beginning of period	(3,360)	(4,215)
Addition of provision	(10,168)	(5,551)
Use/reversal	4,232	6,406
Financial assets at end of period	R$ (9,296)	R$ (3,360)